Details of the NovAlix transaction	12 Months Ended
Dec. 31, 2024
Details of the NovAlix transaction
Details of the NovAlix transaction

29. Details of the NovAlix transaction

We completed the integrated drug discovery collaboration transaction with NovAliX on June 30, 2023, effective as from July 1, 2023. Under the terms of the agreement, our drug discovery and research activities conducted in Romainville, France, and our employees in Romainville, which are exclusively dedicated to the operation of these activities, were transferred to NovAliX who would assume all ongoing research and discovery activities in Romainville, and this for no consideration. In return, we were committed to utilizing the research capabilities and expertise of NovAliX through a five year-collaboration and within the context of the company’s R&D portfolio, resulting in a total commitment of €73.8 million on June 30, 2023 (€41.6 million on December 31, 2024).

The collaboration agreement and sale and purchase agreement were negotiated as a package with one single commercial objective and with an agreed consideration for the transaction as a whole.

The impact of the transfer of activities and personnel (reference is made to the table below) was treated as an advance for future services to be obtained from NovAliX throughout the five years collaboration. This advance will gradually be released through profit or loss, in line with the purchase commitment towards NovAliX over the five year period of the collaboration between us and NovAliX. The part still to be released on December 31, 2024 has been presented in the statement of financial position as other current asset (€2.7 million) and other non-current asset (€2.9 million).

December 31,
2024
(Euro, in thousands)
Loss on sale of fixed assets	€12,506
Result of transfer of retirement benefit liability	(3,022)
Result of transfer of right-of-use asset	174
Advance related to the NovAliX transaction	€9,658

Furthermore we made an upfront payment to NovAliX of €8.3 million on closing of the transaction which is a prepayment for the future purchase commitment for the following five years. The remaining part has been presented in our statement of financial position on December 31, 2024 as other current asset (€2.2 million) and other non-current asset (€2.6 million).